Analysis of performance by segment	6 Months Ended
Jun. 30, 2018
Analysis of performance by segment
Analysis of performance by segment

B       EARNINGS PERFORMANCE

B1       Analysis of performance by segment

B1.1  Segment results – profit before tax

		2018 £m		2017* £m
	Note	Half year		Half year
Asia
Insurance operations	B3(a)	927		870
Asset management		89		83
Total Asia		1,016		953

US
Jackson (US insurance operations)		1,001		1,079
Asset management		1		(6)
Total US		1,002		1,073

UK and Europe
UK and Europe insurance operations:	B3(b)
Long-term business		487		480
General insurance commissionnote (i)		19		17
Total UK and Europe insurance operations		506		497
UK and Europe asset management(v)		272		248
Total UK and Europe		778		745
Total segment profit		2,796		2,771
Restructuring costsnote (iii)		(62)		(31)
Other income and expenditure:
Investment return and other income		33		6
Interest payable on core structural borrowings		(189)		(216)
Corporate expenditurenote (ii)		(173)		(172)
Total other income and expenditure		(329)		(382)
Operating profit based on longer-term investment returns	B1.3	2,405		2,358
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(113)		(573)
Amortisation of acquisition accounting adjustmentsnote (iv)		(22)		(32)
(Loss) gain on disposal of businesses and corporate transactions	D1	(570)		61
Profit before tax		1,700		1,814
Tax charge attributable to shareholders' returns	B4	(344)		(309)
Profit for the period		1,356		1,505
Attributable to:
Equity holders of the Company		1,355		1,505
Non-controlling interests		1		—

		2018		2017
	Note	Half year		Half year
Basic earnings per share (in pence)	B5
Based on operating profit based on longer-term investment returns		76.8	p	70.0	p
Based on profit for the period		52.7	p	58.7	p

*   The half year 2017 comparative results have been re-presented from those previously published to reflect the Group’s current operating segments.

Notes

(i)

General insurance commission represents the commission receivable net of expenses for Prudential-branded general insurance products in connection with the arrangement to transfer the UK general insurance business to Churchill in 2002.

(ii)	Corporate expenditure as shown above is primarily for Group Head Office and Asia Regional Head Office.
(iii)	Restructuring costs are incurred primarily in the UK, Europe and Asia and represent the costs of business transformation and integration costs.
(iv)	Amortisation of acquisition accounting adjustments principally relate to the REALIC business of Jackson which was acquired in 2012.
(v)	UK and Europe asset management operating profit based on longer-term investment returns:

	2018 £m	2017 £m
	Half year	Half year
Asset management fee income	552	491
Other income	1	4
Staff costs	(190)	(166)
Other costs	(107)	(95)
Underlying profit before performance-related fees	256	234
Share of associate results	8	8
Performance-related fees	8	6
Total UK and Europe asset management operating profit based on longer-term investment returns	272	248

B1.2  Short-term fluctuations in investment returns on shareholder-backed business

	2018 £m	2017 £m
	Half year	Half year*
Asianote (i)	(326)	41
USnote (ii)	244	(754)
UK and Europenote (iii)	(122)	42
Other operationsnote (iv)	91	98
Total	(113)	(573)

*  The half year 2017 comparative results have been re-presented from those previously published to reflect the Group’s current operating segments.

Notes

(i)	Asia operations

In Asia, the negative short-term fluctuations of £(326) million principally reflect net value movements on shareholders’ assets and related liabilities following increases in bond yields during the period (half year 2017: positive £41 million).

(ii)	US operations

The short-term fluctuations in investment returns for US insurance operations are reported net of the related charge for amortisation of deferred acquisition costs of £(199) million as shown in note C5 (half year 2017: credit of £231 million) and comprise amounts in respect of the following items:

	2018 £m	2017 £m
	Half year	Half year
Net equity hedge resultnote (a)	383	(782)
Other than equity-related derivativesnote (b)	(183)	12
Debt securitiesnote (c)	6	5
Equity-type investments: actual less longer-term return	31	1
Other items	7	10
Total	244	(754)

Notes

(a)	Net equity hedge result

The purpose of the inclusion of this item in short-term fluctuations in investment returns is to segregate the amount included in pre-tax profit that relates to the accounting effect of market movements on both the measured value of guarantees in Jackson’s variable annuity and fixed index annuity products and on the related derivatives used to manage the exposures inherent in these guarantees. The level of fees recognised in non-operating profit is determined by reference to that allowed for within the reserving basis. Both FAS157 and SOP 03-01 reserving methods require an entity to determine the total fee (“the fee assessment”) that is expected to fund future projected benefit payments arising using the assumptions applicable for that method. FAS 157 requires this fee assessment to be fixed at the time of issue. It is this fee assessment that is recognised within non-operating profit to match the relevant movement in the guarantee liability, which is also recognised in non-operating profit. As the Group applies US GAAP for the measured value of the product guarantees this item also includes asymmetric impacts where the measurement bases of the liabilities and associated derivatives used to manage the Jackson annuity business differ. For further details, please refer to note B1.3(c) of the Group’s consolidated financial statements for the year ended 31 December 2017.

The net equity hedge result therefore includes significant accounting mismatches and other factors that detract from the presentation of an economic result. These other factors include:

–The variable annuity guarantees and fixed index annuity embedded options being only partially fair valued under ‘grandfathered’ US GAAP;

–The interest rate exposure being managed through the other than equity-related derivative programme explained in note (b) below; and

–Jackson’s management of its economic exposures for a number of other factors that are treated differently in the accounting frameworks such as future fees and assumed volatility levels.

The net equity hedge result (net of related DAC amortisation in accordance with the policy that DAC is amortised in line with emergence of margins) can be summarised as follows:

	2018 £m	2017 £m
	Half year	Half year
Fair value movements on equity hedge instruments*	(375)	(1,126)
Accounting value movements on the variable and fixed index annuity guarantee liabilities	505	111
Fee assessments net of claim payments	253	233
Total	383	(782)

*  Held to manage equity exposures of the variable annuity guarantees and fixed index annuity options.

(b)	Other than equity-related derivatives

The fluctuations for this item comprise the net effect of:

–Fair value movements on free-standing, other than equity-related derivatives;

–Fair value movements on the Guaranteed Minimum Income Benefit (GMIB) reinsurance asset that are not matched by movements in the underlying GMIB liability, which is not fair valued; and

–Related amortisation of DAC.

The free-standing, other than equity-related derivatives, are held to manage interest rate exposures and durations within the general account and the variable annuity guarantees and fixed index annuity embedded options described in note (a) above. Accounting mismatches arise because of differences between the measurement basis  and presentation of the derivatives, which are fair valued with movements recorded in the income statement, and the exposures they are intended to manage.

(c)	Short-term fluctuations related to debt securities

	2018 £m	2017 £m
	Half year	Half year
Short-term fluctuations relating to debt securities
(Charges) credits in the period:
Losses on sales of impaired and deteriorating bonds	(1)	(2)
Bond write-downs	(2)	(1)
Recoveries/reversals	18	7
Total credits in the period	15	4
Less: Risk margin allowance deducted from operating profit based on longer-term investment returnsnote	38	46
	53	50
Interest-related realised (losses) gains:
Gains (losses) arising in the period	8	23
Less: Amortisation of gains and losses arising in current and prior periods to operating profit based on longer-term investment returns	(57)	(72)
	(49)	(49)
Related amortisation of deferred acquisition costs	2	4
Total short-term fluctuations related to debt securities	6	5

Note

The debt securities of Jackson are held in the general account of the business. Realised gains and losses are recorded in the income statement with normalised returns included in operating profit with variations from year to year included in the short-term fluctuations category. The risk margin reserve charge for longer-term credit-related losses included in operating profit based on longer-term investment returns of Jackson for half year 2018 is based on an average annual risk margin reserve of 19 basis points (half year 2017: 21 basis points) on average book values of US$54.9 billion (half year 2017: US$55.8 billion) as shown below:

	Half year 2018				Half year 2017
Moody’s rating category
(or equivalent under
NAIC ratings of	Average				Average
mortgage-backed	book				Book
securities)	value	RMR	Annual expected loss		value	RMR	Annual expected loss
	US$m	%	US$m	£m	US$m	%	US$m	£m

A3 or higher	26,260	0.11	(29)	(21)	27,848	0.13	(35)	(28)
Baa1, 2 or 3	27,337	0.20	(57)	(41)	26,601	0.23	(60)	(47)
Ba1, 2 or 3	978	1.01	(10)	(7)	1,052	1.03	(11)	(9)
B1, 2 or 3	309	2.61	(8)	(6)	311	2.75	(9)	(7)
Below B3	11	3.71	—	—	27	3.80	(1)	(1)
Total	54,895	0.19	(104)	(75)	55,839	0.21	(116)	(92)

Related amortisation of deferred acquisition costs (see below)			22	15			22	17
Risk margin reserve charge to operating profit for longer-term credit-related losses			(82)	(60)			(94)	(75)

Consistent with the basis of measurement of insurance assets and liabilities for Jackson’s IFRS results, the charges and credits to operating profits based on longer-term investment returns are partially offset by related amortisation of deferred acquisition costs.

In addition to the accounting for realised gains and losses described above for Jackson general account debt securities, included within the statement of other comprehensive income is a pre-tax charge of £(1,149) million for net unrealised losses on debt securities classified as available-for-sale net of related amortisation of deferred acquisition costs (half year 2017: credit of £462 million for net unrealised gains). Temporary market value movements do not reflect defaults or impairments. Additional details of the movement in the value of the Jackson portfolio are included in note C3.2(b).

(iii)   UK and Europe operations

The negative short-term fluctuations in investment returns for UK and Europe operations of £(122) million (half year 2017: positive £42 million) include net unrealised movements on fixed income assets supporting the capital of the shareholder-backed annuity business.

(iv)   Other operations

Short-term fluctuations in investment returns for other operations of positive £91 million (half year 2017: positive £98 million) include unrealised value movements on financial instruments held outside of the main life operations.

B1.3   Determining operating segments and performance measure of operating segments

Operating segments

The Group’s operating segments for financial reporting are defined and presented in accordance with IFRS 8, ‘Operating Segments’ on the basis of the management reporting structure and its financial management information.

Under the Group's management and reporting structure its chief operating decision maker is the Group Executive Committee (GEC). In the management structure, responsibility is delegated to the Chief Executive Officers of Prudential Corporation Asia, the North American Business Unit and M&G Prudential for the day-to-day management of their business units (within the framework set out in the Group Governance Manual). Financial management information used by the GEC aligns to these three business segments. These operating segments derive revenue from both long-term insurance and asset management activities.

Operations which do not form part of any business unit are reported as ‘Unallocated to a segment’. These include Group Head Office and Asia Regional Head Office costs. Prudential Capital and Africa operations do not form part of any operating segment under the structure, and their assets and liabilities and loss before tax are not material to the overall financial position of the Group. Prudential Capital and Africa operations are therefore reported as ‘Unallocated to a segment’.

The Group reassessed its segments in the second half of 2017 following the combination of the Group’s UK insurance business and M&G to form M&G Prudential. Comparative segmental information for half year 2017 has been re-presented on a basis consistent with the current period.

Performance measure

The performance measure of operating segments utilised by the Company is IFRS operating profit attributable to shareholders based on longer-term investment returns. This measurement basis distinguishes operating profit based on longer-term investment returns from other constituents of the total profit as follows:

–Short-term fluctuations in investment returns on shareholder-backed business;

–Amortisation of acquisition accounting adjustments arising on the purchase of business. This comprises principally the charge for the adjustments arising on the purchase of REALIC in 2012; and

–Profit/loss attaching to corporate transactions, such as disposals undertaken in the period.

The determination of operating profit based on longer-term investment returns for investment and liability movements is as described in the Basis of Performance Measures section of this document.

For Group debt securities at 30 June 2018, the level of unamortised interest-related realised gains and losses related to previously sold bonds and have yet to be amortised to operating profit was a net gain of £818 million (30 June 2017: net gain of £876 million).

For equity-type securities, the longer-term rates of return applied by the non-linked shareholder-financed insurance operations of Asia and the US to determine the amount of investment return included in operating profit are as follows:

–For Asia insurance operations, investments in equity securities held for non-linked shareholder-financed operations amounted to £1,622 million as at 30 June 2018  (30 June 2017:  £1,535 million). The rates of return applied for 2018 ranged from 5.1 per cent to 17.2 per cent (30 June 2017:  4.7 per cent to 17.2 per cent) with the rates applied varying by business unit.

–For US insurance operations, at 30 June 2018, the equity-type securities for non-separate account operations amounted to £1,187 million (30 June 2017:  £1,256 million). The longer-term rates of return for income and capital applied in 2018 and 2017, which reflect the combination of the average risk-free rates over the period and appropriate risk premiums, are as follows:

	2018			2017
	Half year			Half year

Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds	6.7%	to	7.0%	6.2%	to	6.5%
Other equity-type securities such as investments in limited partnerships and private equity funds	8.7%	to	9.0%	8.2%	to	8.5%

B1.4   Additional segmental analysis of revenue

The additional segmental analysis of revenue net of outward reinsurance premiums is as follows:

	Half year 2018 £m
					Unallo-
					cated
					to a
					segment
			UK and	Total	(central	Group
	Asia	US	Europe	segment	operations)	total
Gross premiums earned	7,736	7,036	6,555	21,327	14	21,341
Outward reinsurance premiumsnote (i)	(222)	(141)	(12,598)	(12,961)	—	(12,961)
Earned premiums, net of reinsurance	7,514	6,895	(6,043)	8,366	14	8,380
Other incomenote (ii)	157	44	890	1,091	14	1,105
Total external revenuenote (iv)	7,671	6,939	(5,153)	9,457	28	9,485
Intra-group revenue	20	32	1	53	(53)	—
Interest income	513	940	1,530	2,983	26	3,009
Other investment return	(1,703)	1,486	(1,478)	(1,695)	120	(1,575)
Total revenue, net of reinsurance	6,501	9,397	(5,100)	10,798	121	10,919

	Half year 2017* £m
					Unallo-
					cated
					to a
					segment
			UK and	Total	(central	Group
	Asia	US	Europe	segment	operations)	total
Gross premiums earned	7,697	7,997	6,411	22,105	—	22,105
Outward reinsurance premiums	(243)	(168)	(536)	(947)	—	(947)
Earned premiums, net of reinsurance	7,454	7,829	5,875	21,158	—	21,158
Other incomenote (ii),(iii)	159	374	580	1,113	24	1,137
Total external revenuenote (iv)	7,613	8,203	6,455	22,271	24	22,295
Intra-group revenue	19	31	2	52	(52)	—
Interest income	486	1,082	1,754	3,322	33	3,355
Other investment return	4,317	7,254	5,609	17,180	94	17,274
Total revenue, net of reinsurance	12,435	16,570	13,820	42,825	99	42,924

*  The half year 2017 comparative results have been re-presented from those previously published to reflect the Group’s current operating segments.

Notes

(i)	Outward reinsurance premiums of £(12,961) million includes the £(12,130) million paid during the period in respect of the reinsurance of the UK annuity portfolio. See note D1 for further details.
(ii)

Included within other income is revenue from the Group’s asset management business of £764 million (half year 2017: £643 million). The remaining other income includes revenue from external customers for policy fees, advisory fees and commission income. The half year 2017 comparative also included amounts for broker-dealer fees generated by the US broker-dealer network, which was disposed of in August 2017, amounting to £305 million.

(iii)	Following the adoption of IFRS 15, the half year 2017 comparative results have been re-presented as described in note A2.
(iv)

Total external revenue shown in the tables above is all from external customers except for £166 million within the half year 2018 amount for UK and Europe of £5,153 million. The £166 million represents the insurance recoveries recognised in respect of costs associated with the review of past annuity sales as described further in note B3.